Gross and Net Realized Investment Gains (Losses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment gains/losses [Line Items]
Net gains on available-for-sale securities	$ 108,336	$ 243,097	$ 92,672
Gross gains on exchanges	44,179	1,342	9,767
Gross losses on exchanges	(11)
OTTI	(91)	(18,262)	(413)
Net gains (losses) on held-to-maturity securities	44,077	(16,920)	9,354
Benefit (provision) for mortgage loans on real estate	18,500	(10,232)	32,325
Gains (losses) for mortgage loans on real estate	4,929		(1,580)
Investment in affiliates	11,810
(Loss) gain on real estate sales	(29)		(19,396)
Impairments on real estate		(4,538)
Net gains on sales of acquired loans	674	5,154
Other		11,140	18
Net realized investment gains	188,297	227,701	113,393
Fixed-maturity securities
Investment gains/losses [Line Items]
Gross gains on sales	160,091	294,642	179,387
Gross losses on sales	(36,798)	(52,449)	(65,414)
OTTI	(14,957)	(10,506)	(21,074)
Net gains (losses) on available for sale securities	108,336	231,687	92,899
Equity securities
Investment gains/losses [Line Items]
Gross gains on sales		11,972
Gross losses on sales		(562)	(227)
Net gains (losses) on available for sale securities		$ 11,410	$ (227)